Reserves (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of Reserves

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Share-based payment reserve	$37,161,498	$32,025,511	$19,996,754
Foreign currency translation reserve	(15,136,944)	(12,691,406)	5,060,282
Convertible loan note reserve	4,523,095	4,523,095	4,523,095
	$26,547,649	$23,857,200	$29,580,131

(a) Share-based payment reserve

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Share-based payment reserve	$37,161,498	$32,025,511	$19,996,754
Movements:
Opening balance	32,025,511	19,996,754	16,422,674
Settlement of limited recourse loan	—	—	(893,906)
Performance rights net-settled in current period (See Note 27 – Share-based Payments)	(133,878)	(2,501,992)	—
Equity settled share-based payments	5,354,429	14,530,749	4,467,986
Exchange differences	(84,564)	—	—
Closing balance	$37,161,498	$32,025,511	$19,996,754

The share-based payment reserve includes items recognized as expenses on valuation of director, employee and contractor options and performance rights.

(b) Foreign currency translation reserve

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Foreign currency translation reserve	$(15,136,944)	$(12,691,406)	$5,060,282
Movements:
Opening balance	(12,691,406)	5,060,282	(2,742,011)
Exchange differences on translation of foreign operations	(2,445,538)	(17,751,688)	7,802,293
Closing balance	$(15,136,944)	$(12,691,406)	$5,060,282

The foreign currency translation reserve includes exchange differences arising on translation of a foreign controlled subsidiary.